BNY Mellon Municipal Opportunities ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — .2%
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a) (cost $5,000,000)	3.80	12/31/2057	5,000,000	3,549,278
Long-Term Municipal Investments — 101.2%
Alabama — 2.1%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,071,222
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,027,334
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,578,494
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,039,055
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,317,272
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,857,612
				37,890,989
Arizona — 2.9%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	929,533
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,244,643
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	2,001,276
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,262,070
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,327,976
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,537,196
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,549,667
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,772,919
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,634,015
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	660,188
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,434,356
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	2,881,528
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	401,332
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	647,671
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	916,928
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,899,880
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,288,185

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Arizona — 2.9% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	440,790
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,812,793
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,513,265
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,652,833
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group)	3.00	1/1/2049	3,000,000	2,249,465
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,409,711
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,228,690
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	1,895,654
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,282,636
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2055	4,000,000	4,078,665
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2060	1,000,000	1,016,604
				51,970,469
Arkansas — 1.4%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,690,568
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,184,538
Arkansas Development Finance Authority, Revenue Bonds (United States Steel Corporation Project) Ser. B(a),(b)	4.25	3/3/2036	3,000,000	3,009,308
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,118,088
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,519,826
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,535,961
University of Arkansas, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,869,118
University of Arkansas, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,335,857
				25,263,264
California — 17.1%
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,368,837
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. A1(b)	5.00	2/1/2036	6,700,000	7,240,484
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(b)	5.00	10/1/2033	5,000,000	5,224,171
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,045,535
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	13,000,000	14,063,236
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,372,875
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,428,831

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
California — 17.1% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,710,259
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,270,712
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,773,322
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,251,461
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,075,897
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a),(c)	5.00	2/1/2050	1,099,796	20,896
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,675,615
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,050,020
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,009,472
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,500,837
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,825,313
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	4,842,170
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,540,290
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,522,850
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,011,282
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Brightline West Passenger Rail) Ser. B(a),(b)	12.00	11/2/2026	12,560,000	7,033,600
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	600,439
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,749,834
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,128,081
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,097,264
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,041,243
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,326,540
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,675,800
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,342,479
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,030,504
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,509,430
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,518,114
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,890,657
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,416,916
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,481,041

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
California — 17.1% (continued)
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,202,503
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,105,894
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.25	9/1/2055	500,000	509,478
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	1,550,000	1,674,354
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	3,026,031
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,670,136	5,601,795
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,040,314
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,004,895
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,318,278
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	506,417
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	226,948
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	289,051
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	461,351
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	601,181
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,785,144
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,013,690
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,688,790
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	595,620
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	870,597
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	266,862
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	1,013,847
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	1,013,599
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a),(d)	5.00	6/1/2027	800,000	816,749
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	662,516
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(a)	6.13	9/2/2048	1,880,000	1,935,288
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,540,567
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,001,919
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,525,000	1,485,188

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
California — 17.1% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,502,565
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,001,093
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,029,047
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	665,930
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	3,000,000	2,814,334
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,408,326
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	3.06	1/15/2043	1,000,000	757,130
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	6,091,467
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,491,677
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,069,578
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,094,250
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	3,255,000	2,874,625
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,657,342
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,504,141
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(e)	0.00	6/1/2066	10,000,000	999,963
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(e)	0.00	2/1/2033	4,380,000	3,572,337
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,002,752
Lompoc Unified School District, GO, Ser. A	5.25	8/1/2054	2,000,000	2,146,099
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	11,020,016
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2049	740,000	767,827
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2052	1,000,000	1,029,843
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,565,624
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2055	1,000,000	1,026,379
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (0.67*(3 Month TSFR +0.26%)+0.72%)(f)	3.37	7/1/2027	225,000	225,016
Oroville, Revenue Bonds (Oroville Hospital)(c)	5.25	4/1/2039	1,750,000	1,242,500
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	990,573
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,876,085
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,227,082
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,645,566
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2030	3,020,000	2,679,275
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2031	5,330,000	4,584,718
Southern California Public Power Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. A	5.00	11/1/2033	2,500,000	2,666,522
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- recourse, Underlying Coupon Rate 5.50%(a),(g),(h)	13.12	5/15/2047	8,010,000	8,445,021

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
California — 17.1% (continued)
Tender Option Bond Trust Receipts (Series 2025-XL0619), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Sustainable Bond) Ser. D) Non-recourse, Underlying Coupon Rate 5.25%(a),(g),(h)	20.23	5/15/2048	20,000,000	21,772,122
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a),(d)	5.00	10/1/2028	1,000,000	1,056,552
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	502,970
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	801,432
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	994,134
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	160,000	155,976
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	920,666
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,021,062
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	1,010,730
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,166,567
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	455,194
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	389,408
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	446,840
				306,293,529
Colorado — 1.7%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(d)	5.00	3/1/2028	1,720,000	1,793,792
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,588,104
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,756,931
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	1,938,290
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	2,956,610
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,547,741
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,873,805
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,810,021
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,105,000	2,111,499
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	902,558
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	899,861
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,020,889
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	1,007,341
University of Colorado, Revenue Bonds, Ser. A	5.00	6/1/2050	2,625,000	2,754,328
Vail Home Partners Corp., Revenue Bonds(a)	5.88	10/1/2055	1,000,000	1,036,837
				30,998,607
Connecticut — .3%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,850,000	5,385,016

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
District of Columbia — 1.6%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,699,377
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,218,012
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,127,215
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,166,025
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,231,369
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.)(e)	0.00	10/1/2036	6,275,000	4,225,248
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,385,015
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	8,317,991
				29,370,252
Florida — 3.7%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,080,947
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,210,336
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(c)	5.00	7/1/2048	750,000	181,275
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(c)	5.00	7/1/2053	250,000	9,500
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	2,024,661
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,493,846
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,702,852
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,500,114
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	430,000	429,373
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	510,599
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	505,704
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,659,119
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,262,020
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,168,957
Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,775,000	2,417,601
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,581,153
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	5.50	6/15/2040	3,280,000	3,411,154
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	6.00	6/15/2045	2,750,000	2,862,780
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2037	3,000,000	3,202,872
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,817,978
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,097,706

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Florida — 3.7% (continued)
Miami-Dade County Educational Facilities Authority, Revenue Bonds (University Of Miami Issue)	5.00	4/1/2044	2,500,000	2,710,733
Miami-Dade County Educational Facilities Authority, Revenue Bonds (University Of Miami Issue)	5.00	4/1/2045	2,000,000	2,149,265
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,050,644
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,019,064
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,335,509
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,254,442
Palm Beach County, Revenue Bonds, Ser. A(a)	5.75	10/1/2055	1,500,000	1,557,449
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,698,343
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2041	1,000,000	505,880
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2042	1,000,000	476,254
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2045	1,850,000	731,424
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2049	1,800,000	565,715
				66,185,269
Georgia — 2.8%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	253,134
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	288,524
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	376,675
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,074,893
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,044,778
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,130,229
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,898,331
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,793,340
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	893,322
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,763,028
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,522,681
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,207,571
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,561,948
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,268,500
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,095,811
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,352,677
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,501,285
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,283,181
				50,309,908
Idaho — .8%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,859,231

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Idaho — .8% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,237,773
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,478,521
				14,575,525
Illinois — 6.1%
Chicago, GO, Ser. A	5.50	1/1/2049	1,215,000	1,218,303
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	993,734
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,546,206
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,181,040
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	750,967
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	609,831
Chicago Board of Education, GO, Refunding, Ser. B	6.00	12/1/2043	6,500,000	6,942,701
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	7,791,763
Chicago Board of Education, GO, Refunding, Ser. C	5.50	12/1/2045	5,000,000	5,044,019
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,700,044
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,518,449
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,099,925
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,807,131
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2046	1,100,000	1,159,355
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,235,306
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,503,903
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,272,279
Illinois, GO	5.50	5/1/2030	2,500,000	2,643,662
Illinois, GO	5.50	5/1/2039	2,500,000	2,658,739
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,540,242
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,548,370
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,168,492
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,078,434
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,060,714
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,104,465
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,040,456
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,585,192
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,060,016
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,307,664
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,436,851
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,035,860
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,481,480
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,021,388
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	549,556
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,093,029
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	978,456
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	809,528

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Illinois — 6.1% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,358,119
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,112,689
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2040	10,000,000	5,517,675
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,795,734
				109,361,767
Indiana — 1.6%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,388,292
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	339,530
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	436,011
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	782,995
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	870,785
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,228,116
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,607,063
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,113,639
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(b)	5.00	10/1/2029	5,000,000	5,293,189
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D2(b)	5.00	10/1/2031	5,000,000	5,436,642
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,159,560
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,211,626
				27,867,448
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,358,365
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	905,000	875,617
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	2,500,000	2,665,427
				7,899,409
Kentucky — .7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,659,915
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,237,585
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,284,678
				12,182,178
Louisiana — 1.2%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,217,047
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,287,083
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	8,901,819
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Corp.)	3.00	6/1/2050	1,000,000	719,674

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Louisiana — 1.2% (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(d)	4.00	4/1/2030	240,000	249,382
Parish of St. James, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,460,364
				21,835,369
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,508,609
Maryland — .8%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	203,309
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	754,545
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B(h)	1.60	4/1/2035	1,700,000	1,700,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(b)	5.00	8/15/2036	10,000,000	11,235,084
				13,892,938
Massachusetts — 4.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	731,615
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	728,074
Massachusetts, GO	5.00	7/1/2045	5,000,000	5,209,613
Massachusetts, GO, Ser. A	5.00	1/1/2041	4,750,000	5,234,500
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,388,616
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	76,919
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,068,335
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	12,085,085
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,520,194
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	1,947,366
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	1,095,000	1,077,995
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,011,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	2,150,000	2,075,770
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,499,916
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,019,866
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	893,323
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.25	7/1/2055	5,000,000	4,992,169
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Corp.) Ser. C	4.00	10/1/2045	500,000	459,215
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.50	12/1/2051	6,670,000	7,168,045
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,519,082
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,008,652

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Massachusetts — 4.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	3,001,443
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(h)	2.90	12/1/2037	700,000	700,000
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,205,259
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,694,996
				88,317,078
Michigan — 1.1%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(c)	4.61	6/15/2015	5,340,083	5,760,615
Detroit, GO	5.00	4/1/2028	900,000	926,852
Detroit, GO	5.00	4/1/2029	1,000,000	1,029,887
Detroit, GO	5.00	4/1/2030	700,000	720,666
Detroit, GO	5.00	4/1/2031	1,000,000	1,029,151
Detroit, GO	5.00	4/1/2032	850,000	874,604
Detroit, GO	5.00	4/1/2033	1,150,000	1,181,972
Detroit, GO	5.00	4/1/2034	1,000,000	1,027,441
Detroit, GO	5.00	4/1/2035	1,660,000	1,703,225
Detroit, GO	5.00	4/1/2036	1,200,000	1,229,531
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,507,349
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,000,000	1,975,488
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(e)	0.00	6/1/2058	30,000,000	528,732
				19,495,513
Minnesota — .5%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,346,742
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	5,006,239
				8,352,981
Mississippi — .2%
Mississippi Business Finance Corp., Revenue Bonds (Chervron USA, Inc. Project) Ser. G(h)	2.85	11/1/2035	2,500,000	2,500,000
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Corp.)	6.88	12/1/2040	1,625,000	1,651,621
				4,151,621
Missouri — .6%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,936,108
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,139,337
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.25	4/1/2055	5,000,000	4,699,159
				10,774,604
Nebraska — .6%
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	14.26	2/1/2042	10,000,000	10,173,223
Nevada — .2%
Nevada Department of Business & Industry, Revenue Bonds, Refunding (Brightline West Passenger Rail)(a),(b)	12.00	11/2/2026	6,580,000	3,684,800
New Hampshire — .5%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,535,858
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(b)	4.42	4/1/2036	6,000,000	6,070,040
				8,605,898

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
New Jersey — 1.8%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.38	1/1/2035	2,500,000	2,629,564
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.63	1/1/2045	2,000,000	2,118,421
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,347,541
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,506,142
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2031	5,000,000	5,467,339
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2035	5,000,000	5,769,681
New Jersey Transportation Trust Fund Authority, Revenue Bonds(d)	5.50	12/15/2032	1,000,000	1,168,930
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,175,608
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,081,538
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,263,449
				32,528,213
New York — 12.1%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	386,338
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	934,371
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,467,047
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	2,500,000	2,575,478
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,181,090
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	501,782
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	700,251
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	940,489
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	470,752
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	547,724
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	342,448
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	3,500,000	3,546,388
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	7.00	12/15/2065	7,300,000	7,318,733
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	228,361
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,105,060
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,517,520
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,765,810
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	5,000,000	5,048,677
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,061,327
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	721,638

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
New York — 12.1% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	6,000,000	6,698,200
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	4,999,962
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	2,320,000	2,277,846
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	1,792,478
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,528,881
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,302,493
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	1,031,851
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,901,367
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,569,986
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,952,631
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	3.00	3/1/2036	2,430,000	2,302,805
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB(h)	1.66	6/15/2051	1,000,000	1,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,000,000	3,194,913
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.50	5/1/2050	4,500,000	4,869,762
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2046	2,000,000	2,130,777
New York City Transitional Finance Authority, Revenue Bonds, Ser. I	5.00	11/1/2045	3,000,000	3,242,499
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,570,097
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	3,933,866
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,766,694
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,823,416
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,060,407
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,681,245
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,591,007
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,136,744
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2038	2,805,000	2,957,205
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2039	4,000,000	4,200,518
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,335,000	5,557,455
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2042	3,000,000	3,108,102
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.25	6/30/2049	5,000,000	5,034,800
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	5,000,000	5,070,683
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds)	6.00	6/30/2059	4,000,000	4,218,278
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds) (John F. Kennedy International Airport New Terminal One Project)	6.00	6/30/2055	2,500,000	2,655,822

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
New York — 12.1% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	215,000	214,756
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	964,219
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,928,452
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2035	400,000	419,700
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2037	700,000	729,459
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,693,676
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,000,000	3,598,545
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,246,422
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,814,364
Tender Option Bond Trust Receipts (Series 2025-XL0601), (New York Dorm Authority, Personal Income Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	12.71	3/15/2049	21,175,000	22,138,145
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,080,007
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	5,500,000	5,821,746
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,202,663
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,235,329
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,379,258
				216,990,815
North Dakota — .4%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,853,330
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,381,147
				6,234,477
Ohio — 1.7%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,470,069
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,611,908
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,508,598
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	509,855
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,402,774
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,530,085
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2035	3,000,000	3,002,221
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2039	2,000,000	2,000,261
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,595,720
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,170,000	1,161,544
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,449,175

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Ohio — 1.7% (continued)
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,386,225
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,130,356
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	867,748
				30,626,539
Oklahoma — 1.5%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	6,829,987
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,284,061
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,347,713
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,416,410
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,500,000	1,657,147
				26,535,318
Oregon — .2%
Oregon, GO, Refunding, Ser. A	5.00	5/1/2040	600,000	674,161
Oregon, GO, Refunding, Ser. A	5.25	5/1/2042	500,000	567,845
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2042	200,000	218,935
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2043	280,000	305,044
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2045	815,000	874,900
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	729,134
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	726,654
				4,096,673
Pennsylvania — 1.4%
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,499,466
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	624,930
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,127,502
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,140,757
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,345,802
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,809,805
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,031,207
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	564,245
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	544,745
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,543,912
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,640,398
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(c)	6.50	12/1/2038	3,000,000	360,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Pennsylvania — 1.4% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000	2,183,420
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	3,000,000	3,328,616
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2040	5,060,000	5,510,814
				25,255,619
Rhode Island — .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,033,545
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2043	5,690,000	6,080,474
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,002,330
				14,116,349
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) Ser. A	4.80	7/1/2045	2,000,000	2,055,224
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,237,693
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A(d)	5.00	6/1/2026	650,000	650,000
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	1,350,000	1,351,062
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,384,977
				10,678,956
Tennessee — 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(h)	2.93	2/1/2038	3,500,000	3,500,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,050,509
New Memphis Arena Public Building Authority, Revenue Bonds	4.00	4/1/2031	750,000	784,530
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(e)	0.00	4/1/2032	775,000	604,347
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,568,590
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,143,164
				21,651,140
Texas — 9.2%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	783,815
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	843,592
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	958,383
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	899,028
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,088,060
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,423,588
Arlington Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2050	3,540,000	3,463,818
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	1,001,276
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,793,273
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	846,752

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Texas — 9.2% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,320,094
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	306,973
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	534,032
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	696,184
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,169,294
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,749,877
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,286,714
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2047	4,305,000	4,418,506
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,807,246
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,798,760
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,750,000	1,820,785
Collin County, GO	5.00	2/15/2040	5,000,000	5,440,857
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,148,859
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,782,189
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	4.50	2/15/2045	3,000,000	3,084,497
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,663,047
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,813,258
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,000,000	5,644,362
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,119,187
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,504,129
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group)	3.00	10/1/2051	5,000,000	3,623,440
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	703,776
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,280,728
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,342,902
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,335,087
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,108,635
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,861,987
Houston Airport System, Revenue Bonds, (United Airlines, Inc. Ground Services Equipment Facility Project)	5.50	7/15/2036	1,700,000	1,834,107
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,015,839
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,015,839
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.25	9/1/2051	2,850,000	3,011,283
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,451,740
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,063,144
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, Llc Project)(b)	5.00	6/1/2030	1,500,000	1,548,489
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	2,850,000	2,855,650
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	5,024,265

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Texas — 9.2% (continued)
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,000,422
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	927,448
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,233,078
Texas, GO, Ser. B(h)	1.70	12/1/2043	1,500,000	1,500,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	7,760,332
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,466,431
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	324,858
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	561,452
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,074,686
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	5,997,826
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,667,661
University of Texas, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	11,269,930
				165,071,470
U.S. Related — 5.5%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	530,904
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	107,215
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	108,865
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	189,067
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	107,504
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	106,986
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	106,454
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	105,449
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	105,797
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	157,183
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	104,380
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	103,877
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	865,000	887,462
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,617,690
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	286,085
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	737,222
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,090,286
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	559,510
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,310,636
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,472,485
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,032,694
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,081,188
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,159,006

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
U.S. Related — 5.5% (continued)
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,227,217
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,309,386
Puerto Rico, GO, Ser. A(e)	0.00	7/1/2033	1,034,664	755,130
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	805,882
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	720,943
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	613,137
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	803,749
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	777,854
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	901,449
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	917,676
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	918,340
Puerto Rico, Notes	2.28	11/1/2051	6,404,064	4,042,565
Puerto Rico, Notes	2.96	11/1/2051	282,849	199,055
Puerto Rico, Notes, Ser. CW	2.63	11/1/2043	3,091,539	2,137,027
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	15,675,430
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,188,088
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(c)	6.75	7/1/2036	10,000,000	7,412,500
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(c)	5.00	7/1/2022	2,000,000	1,470,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,472,388	2,426,121
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2027	283,000	273,598
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2029	387,000	351,078
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2031	498,000	419,162
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2033	561,000	436,892
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2046	5,340,000	1,949,187
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2051	4,350,000	1,168,307
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,311,322
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	208,460
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,470,100
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,679,309
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,106,011
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	58,792
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	815,960
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	1,840,000	1,845,298
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,500,418
				97,963,388
Utah — 4.1%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(a)	5.63	3/1/2046	1,000,000	1,021,169
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(a)	6.25	12/1/2055	9,000,000	9,071,659
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	15,965,170
Mida Cormont Public Infrastructure District, GO, Ser. A1(a)	6.25	6/1/2055	2,225,000	2,348,583
Mida Cormont Public Infrastructure District, GO, Ser. A2(a),(i)	6.75	6/1/2055	5,000,000	4,366,957
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,331,544
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	4,250,000	4,220,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Utah — 4.1% (continued)
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	900,000	908,208
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	1,800,000	1,539,399
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	1,005,868
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.25	6/1/2045	875,000	895,811
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2050	1,725,000	1,760,171
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2055	1,500,000	1,519,077
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.75	6/1/2060	2,650,000	2,737,426
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	1,034,647
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a),(i)	5.75	6/1/2043	2,000,000	1,563,315
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	1,041,146
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	4,300,000	4,435,568
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	1,002,219
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,956,283
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,696,840
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,874,178
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,948
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	5,000,000	5,215,185
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	634,053
Wolf Creek Infrastructure Financing District No 1, Special Assessment Bonds	5.75	12/1/2044	3,665,000	3,809,295
				74,004,241
Virginia — 1.9%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,762,681
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,045,176
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	2,033,261
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Center) Ser. F(h)	1.55	2/15/2038	1,000,000	1,000,000
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,698,868
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	7,072,727
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,548,391
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,841,685
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,456,635
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,135,093
				34,594,517
Washington — 1.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,774,369

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Washington — 1.2% (continued)
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	10,988,460
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	880,597
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	866,688
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,523,843
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	2,046,273
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,056,774
				22,137,004
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,531,690
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,474,849
				3,006,539
Wisconsin — 3.4%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	6/30/2060	5,750,000	5,978,572
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	12/31/2065	5,000,000	5,185,802
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,898,179
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	5,000,000	5,553,362
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(c)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,329,875
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	949,278
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	5,000,000	4,175,034
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,433,056
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,143,489
Public Finance Authority, Revenue Bonds, Refunding	5.25	6/15/2045	1,700,000	1,678,852
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,272,100
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,782,611
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	2,290,000	2,320,414
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,624,249
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a),(c)	9.00	5/1/2071	1,815,000	877,664
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	6,070,564
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	1,250,000	1,205,935

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.2% (continued)
Wisconsin — 3.4% (continued)
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2044	8,735,000	3,721,804
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2046	3,990,000	1,521,223
				60,847,063
Total Long-Term Municipal Investments (cost $1,863,323,410)				1,813,684,585
Total Investments (cost $1,868,323,410)			101.4%	1,817,233,863
Liabilities, Less Cash and Receivables			(1.4%)	(24,661,374)
Net Assets			100.0%	1,792,572,489

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $316,656,011 or 17.7% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31,
2026 was $18,459,950, which represented 1.0% of net assets.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(h)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(i)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	100	9/21/2026	11,279,139	11,440,625	(161,486)
Gross Unrealized Depreciation					(161,486)

OTC Spreadlock Swaps
Reference Obligations/Counterparty	Maturity Date	Notional Amount ($)	Market Value ($)	Unrealized Appreciation ($)
Sold Contracts:
RBC Capital Markets, LLC
Rate Lock at MDAA30YR, strike rate of 4.39% at Maturity	6/12/2026	11,500,000	30,096	30,096
Gross Unrealized Appreciation				30,096

MDAA30YR—Municipal Market Data AAA General Obligation Tax-Exempt 30-Year Index
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Municipal Opportunities ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	3,549,278	—	3,549,278
Municipal Securities	—	1,813,684,585	—	1,813,684,585
	—	1,817,233,863	—	1,817,233,863
Other Financial Instruments:
Swap Agreements††	—	30,096	—	30,096
	—	30,096	—	30,096
Liabilities ($)
Other Financial Instruments:
Futures††	(161,486)	—	—	(161,486)
Inverse Floater Notes†††	—	(45,385,000)	—	(45,385,000)
	(161,486)	(45,385,000)	—	(45,546,486)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal and debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.

Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Spreadlock Swaps: The fund participates in a spreadlock which is a credit derivative contract that establishes a predetermined spread for future interest rate swaps. The two main types of spreadlocks that can be used are forward-based spreadlocks and option-based spreadlocks. With a spreadlock, an interest rate swap user may lock in a current spread between a swap and an underlying government bond yield. This strategy allows for the transfer of basis points forward to the time when the swap is written. A spreadlock’s price is equivalent to the difference between the implied forward swap rate and the implied forward bond yield. As is the case with all implied forwards, a positively sloped spread curve suggests that swap spreads will rise over time because swap spreads for shorter maturities are lower than longer maturities. A negatively sloped spread curve means that swap spreads will fall over time because swap spreads for shorter maturities are higher than longer maturities. There is a risk of loss from a change in value of such spreadlock at contract value. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap transaction. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap agreements. Spreadlock swaps open at May 31, 2026 are set forth in the Schedule of Investments.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $51,220,938, consisting of $26,198,396 gross unrealized appreciation and $77,419,334 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.